Fair values of the assets acquired and liabilities assumed (Details) (USD $)	Jun. 30, 2014
Fair values of the assets acquired and liabilities assumed
Proved oil and natural gas properties	$ 6,805,563
Asset retirement obligations	(294,772)
Total Identifiable Net Assets	$ 6,510,791